BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT
Cash and cash equivalents	R$ 10,739,126	R$ 192,659
Restricted cash	3,098,401	2,710,165
Marketable Securities	12,193,654	15,475,205
Accounts Receivable, net	4,794,924	5,094,976
Contractual transmission assets	9,349,126	7,356,356
Financial assets - Concessions and Itaipu	389,438
Financing and loans	692,839	1,251,766
Dividends receivables	707,875	443,142
Recoverable Taxes	1,135,913	755,906
Income tax and social contribution	1,749,225	1,487,777
Reimbursement rights	827,490	768,848
Inventory	429,310	627,573
Nuclear fuel inventory		487,895
Derivative financial instruments	501,355	690,333
Others	2,326,092	2,014,705
Total current assets excluding assets held for sale	48,934,768	39,357,306
Assets held for sale	688,359	387,690
TOTAL CURRENT ASSETS	49,623,127	39,744,996
LONG TERM PERFORMANCE
Restricted cash	1,300,583	694,828
Reimbursement rights	2,124,907	5,627,386
Financing and loans	328,806	4,591,761
Accounts Receivable, net	703,055	993,080
Amounts Receivable - ENBpar	1,223,316
Marketable Securities	417,648	398,648
Nuclear fuel inventory		1,490,820
Recoverable taxes	439,196	449,258
Income tax and social contribution	3,541,162	1,500,987
Guarantees and restrict deposits	8,558,013	8,247,485
Contractual transmission assets	51,703,084	52,158,612
Financial assets - Concessions and Itaipu		2,601,027
Derivative financial instruments	485,507	653,022
Decommissioning Fund		2,055,713
Others	1,063,250	1,087,508
Total long term assets excluding investments, fixed assets and intangible assets	71,888,527	82,550,135
INVESTMENTS
Accounted for-by the equity method	32,224,264	25,769,172
Maintained at fair value	1,761,258	1,878,609
INVESTMENTS	33,985,522	27,647,781
FIXED ASSETS	34,739,705	33,367,981
INTANGIBLE ASSETS	79,980,581	4,992,176
TOTAL NON CURRENT ASSETS	220,594,335	148,558,073
TOTAL ASSETS	270,217,462	188,303,069
CURRENT
Loans, financing and debentures	7,524,770	8,234,753
Compulsory loan	1,289,602	1,216,335
Suppliers	3,517,173	4,031,532
Advances from clients	1,653,122	1,460,455
Taxes payable	1,271,700	804,485
Income tax and social contributions		19,624
Shareholder Compensation	924,644	1,406,891
Financial liabilities - Concessions and Itaipu		578,626
Payroll	2,318,554	1,602,947
Reimbursement Obligations	1,912,423	859,003
Post-employment benefit	246,437	233,304
Provisions for Litigation and Contingent Liabilities	2,709,161	2,267,649
Regulatory fees	996,610	542,913
Obligations of Law 14,182/2021	1,472,662
Leases	224,319	209,774
Others	209,251	246,700
Total current liabilities excluding liabilities associated to assets held for sale	26,270,428	23,714,991
Liabilities associated with assets held for sale	170,448	168,381
TOTAL CURRENT LIABILITIES	26,440,876	23,883,372
NON-CURRENT
Loans, financing and debentures	51,581,752	35,780,892
Suppliers		16,555
Advances from clients	213,921	186,348
Asset decomission obligation		3,268,301
Provisions for Litigation and Contingent Liabilities	30,623,558	31,142,222
Post-employment benefit	4,947,234	5,851,502
Obligations of Law 14,182/2021	35,186,792
Provision for overdue liabilities		708,516
Provision for Onerous contracts	209,099	428,164
Leases	528,849	693,710
Concessions payable - use of public property	372,420	81,655
Advances for future capital increase	86,919	77,336
Regulatory fees	464,358	649,341
Taxes payable	723,716	260,612
Deferred income tax and social contribution	6,294,347	7,244,737
Others	1,514,985	1,613,042
TOTAL NON-CURRENT LIABILITIES	132,747,950	88,002,933
EQUITY
Capital stock	69,705,554	39,057,271
Capital reserves	13,867,170	13,867,170
Profit reserves	33,910,233	30,890,165
Other comprehensive income accumulated	(6,978,161)	(7,693,402)
Participation of controlling shareholders	110,504,796	76,121,204
Participation of non-controlling shareholders	523,840	295,560
TOTAL SHAREHOLDERS' EQUITY	111,028,636	76,416,764
TOTAL LIABILITIES AND EQUITY	R$ 270,217,462	R$ 188,303,069